Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following:

	As of December 31,
	2019	2020
Raw materials	58,627	195,939
Finished goods	127,452	26,963
Work in process	8,728	2,620
Goods in transit	1,260	—

Total	196,067	225,522